Nuveen Municipal High Income Opportunity
Fund
Portfolio of Investments January 31, 2024
(Unaudited)
NMZ
v
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 160.1%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 155.2% (97.0% of Total Investments) X 1,910,163,069
Alabama - 2.9% (1.8% of Total Investments)
$ 182 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding
Taxable Series 2017C, 1.000%, 9/01/37, 144A
3/24 at 100.00 $ 2
1,000 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37, 144A
9/27 at 100.00 700,000
213 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37, 144A
9/27 at 100.00 148,646
2,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 2,013,330
2,500 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 2,572,393
785 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 867,365
14,765 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 15,230,820
6,430 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53, (UB), (WI/DD)
10/33 at 100.00 7,132,425
250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 207,666
1,875 Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects,
Series 2020, 4.000%, 11/01/45, 144A
11/29 at 100.00 1,680,796
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
241 4.500%, 5/01/32, 144A 5/29 at 100.00 235,339
4,450 5.250%, 5/01/44, 144A 5/29 at 100.00 4,320,046
Total Alabama 35,108,828
Arizona - 3.9% (2.4% of Total Investments)
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Christian University Project, Series 2019A
:
400 5.500%, 10/01/40, 144A 10/26 at 103.00 349,303
800 5.625%, 10/01/49, 144A 10/26 at 103.00 663,078
10,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51, 144A
7/28 at 103.00 8,661,105
10,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 8,661,105
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021C, 6.000%, 7/01/29, 144A
No Opt. Call 952,137

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 5,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.150%, 9/15/53, 144A
2/24 at 105.00 $ 5,116,314
2,765 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57, 144A
12/31 at 100.00 2,109,674
2,590 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 2,075,807
1,000 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
6/28 at 100.00 1,032,538
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 873,910
1,000 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%,
5/01/44
5/24 at 100.00 1,004,322
3,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/49, 144A
7/26 at 103.00 2,688,668
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
245 5.250%, 7/01/36 7/26 at 100.00 245,222
400 5.375%, 7/01/46 7/26 at 100.00 383,078
475 5.500%, 7/01/51 7/26 at 100.00 454,829
1,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51, 144A
7/26 at 103.00 1,001,738
310 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.000%, 6/15/35, 144A
6/28 at 100.00 303,149
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 94,541
7,500 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.500%,
12/01/37, 144A
No Opt. Call 8,060,650
2,000 (d) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 1,515,717
1,980 Sierra Vista Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, AmeriSchools Academy Project, Series 2022, 6.000%,
6/15/57, 144A
6/29 at 103.00 1,924,280
Total Arizona 48,171,165
Arkansas - 0.7% (0.4% of Total Investments)
1,750 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 1,778,908
4,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 3,916,502

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arkansas (continued)
$ 2,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 $ 2,481,603
Total Arkansas 8,177,013
California - 12.7% (7.9% of Total Investments)
16,390 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.450%, 10/01/52 -
AGM Insured
10/37 at 100.00 8,816,170
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B
:
4,000 5.300%, 10/01/47 10/37 at 100.00 2,177,625
18,905 5.350%, 10/01/48 10/37 at 100.00 10,237,137
4,585 5.375%, 10/01/49 10/37 at 100.00 2,472,866
3,055 5.400%, 10/01/50 10/37 at 100.00 1,634,527
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 1,977,684
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-2,
4.000%, 8/01/51, 144A
8/32 at 100.00 1,241,467
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 810,289
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 2,121,382
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 778,339
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56,
144A
2/31 at 100.00 3,785,373
3,590 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50, 144A
8/32 at 100.00 2,650,668
500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 371,507
2,230 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 2,300,956
10,450 (e) California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 10,417,514
1,020 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 1,022,447
500 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 5.000%, 11/01/36, 144A
11/26 at 100.00 504,172
2,165 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series 2022,
5.250%, 9/01/52
9/29 at 103.00 2,228,948
1,130 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 1,275,574

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 400 (c) California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A
No Opt. Call $ 24,000
1,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 844,784
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 974,163
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 687,855
1,000 California School Finance Authority, Charter School Revenue Bonds,
Arts in Action Charter Schools - Obligated Group, Series 2020A, 5.000%,
6/01/40, 144A
6/27 at 100.00 784,136
4,000 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A, 4.000%,
6/01/61, 144A
6/27 at 100.00 2,768,823
1,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%,
6/01/60, 144A
6/28 at 100.00 855,305
1,600 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2023A, 6.000%,
6/01/63, 144A
6/31 at 100.00 1,592,650
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
800 5.250%, 12/01/44 12/24 at 100.00 801,451
1,000 5.500%, 12/01/54 12/24 at 100.00 998,973
9,030 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 9,089,007
500 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46, 144A
6/26 at 100.00 477,941
765 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
2/24 at 100.00 757,576
16 (c),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 16,216
1,300 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 982,231
1,750 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 1,165,539
2,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 1,612,554
300 Corona, California, Special Tax Bonds, Community Facilities District 2018-
2 Sierra Bella, Series 2022A, 5.000%, 9/01/42
9/29 at 103.00 320,718
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 767,219

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 25,385 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 $ 19,019,917
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57,
144A
2/32 at 100.00 1,455,018
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 723,847
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 1,358,191
4,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 3,088,768
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 1,331,731
535 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 350,158
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 3,767,569
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 1,378,219
3,430 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 2,304,809
1,690 Daly City Housing Development Finance Agency, California, Mobile Home
Park Revenue Bonds, Franciscan Mobile Home Park Project, Refunding
Third Tier Series 2007C, 6.500%, 12/15/47
3/24 at 100.00 1,689,768
2,000 Daly City Housing Development Finance Agency, California, Mobile Home
Park Revenue Bonds, Franciscan Mobile Home Park, Refunding Series
2007A, 5.000%, 12/15/37
3/24 at 100.00 2,002,422
77,855 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 9,046,876
390 Lee Lake Public Financing Authority, California, Junior Lien Revenue
Bonds, Series 2013B, 5.250%, 9/01/32
3/24 at 100.00 390,582
1,000 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/52
9/29 at 103.00 1,007,947
535 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 488,096
Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100
:
750 (e) 5.723%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call 1,220,523
2,015 (e) 6.047%, 12/01/33 - AMBAC Insured, 144A, (IF) No Opt. Call 3,696,423

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 10,000 (e) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT), (UB)
5/28 at 100.00 $ 10,259,243
4,095 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/31,
144A
3/24 at 69.99 2,856,370
1,055 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 1,109,777
5,000 (e) University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/53, (UB)
5/32 at 100.00 4,971,521
Total California 155,863,561
Colorado - 13.9% (8.7% of Total Investments)
830 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 758,950
1,089 Aspen Street Metropolitan District, Broomfield County and City, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 5.125%, 12/01/50
6/26 at 103.00 897,188
12,000 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 11,167,838
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 472,205
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 1,377,770
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 886,111
500 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 415,108
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 1,539,490
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 797,746
3,000 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
3/24 at 100.00 2,116,391
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 511,732
460 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
3/24 at 101.00 449,381
600 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/41
12/26 at 103.00 560,965
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.250%, 7/01/28
3/24 at 100.00 500,584

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
$ 100 4.000%, 7/01/41, 144A 7/31 at 100.00 $ 83,325
100 4.000%, 7/01/51, 144A 7/31 at 100.00 75,213
560 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44,
144A
7/24 at 100.00 560,114
720 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/55, 144A
12/30 at 100.00 600,539
2,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%,
8/01/43
3/24 at 100.00 2,485,366
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 838,881
3,144 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 2,958,060
500 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A-3,
5.250%, 12/01/51
9/26 at 103.00 454,622
500 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 459,106
750 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 698,705
1,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%,
12/01/38
3/24 at 103.00 1,005,665
5,000 (e) Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.250%, 12/01/48, (AMT), (UB)
12/28 at 100.00 5,191,147
440 Dinosaur Ridge Metropolitan District, Golden, Jefferson County,
Colorado, Special Revenue Refunding and Improvement Bonds, Series
2019A, 5.000%, 6/01/49
6/24 at 103.00 404,774
1,030 E-86 Metropolitan District, Elizabeth, Elbert County, Colorado, General
Obligation Limited Tax Cash Flow Bonds, Series 2021A-3, 5.125%,
12/01/51
6/26 at 103.00 873,742
2,000 Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 5.000%, 12/01/51, 144A
6/26 at 103.00 1,725,607
960 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 808,871
4,150 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 4,200,609
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014
:
1,000 5.750%, 12/01/30 12/24 at 100.00 999,323
2,080 6.000%, 12/01/38 12/24 at 100.00 2,006,009
1,000 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 944,578

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
$ 8,380 5.500%, 12/01/42 12/30 at 102.00 $ 8,429,973
1,000 5.750%, 12/01/52 12/30 at 102.00 1,001,705
2,260 Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series
2022B, 8.125%, 12/15/52
12/30 at 102.00 2,288,424
Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B
:
3,000 6.000%, 12/01/52 9/27 at 103.00 3,000,818
1,000 8.500%, 12/15/52 9/27 at 103.00 1,002,361
3,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 2,654,529
500 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 379,435
Grand Junction Dos Rios General Improvement District, Grand Junction,
Mesa County, Colorado, Special Revenue Bonds, Series 2021
:
500 4.500%, 12/01/41 12/26 at 103.00 417,563
500 4.750%, 12/01/51 12/26 at 103.00 396,549
Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and Limited
Tax General Obligation Subordinate Bonds, Series 2022B(3)
:
750 6.250%, 12/01/52 9/27 at 103.00 728,119
1,000 9.000%, 12/15/52 9/27 at 103.00 987,988
2,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 2,007,004
540 Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2021, 5.000%, 12/01/41
3/26 at 103.00 480,779
810 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
3/24 at 103.00 801,979
1,700 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 1,534,397
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 848,542
4,500 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2018A,
5.250%, 12/01/47
3/24 at 103.00 4,330,167
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 479,098
500 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
9/26 at 103.00 374,375
5,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 5,061,095

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
$ 500 5.000%, 12/01/41 6/26 at 103.00 $ 469,082
500 5.000%, 4/15/51 6/26 at 103.00 441,868
1,000 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%, 12/01/51
9/26 at 103.00 825,965
500 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series 2022A
and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3),
6.000%, 12/01/52
9/27 at 103.00 500,943
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 437,375
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 1,965,510
1,535 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 1,452,270
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 897,794
1,500 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%, 12/01/53
6/28 at 103.00 1,518,166
6,555 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 6,072,662
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 476,355
500 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.250%, 12/01/50
9/25 at 103.00 462,034
Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A
:
500 5.000%, 12/01/41, 144A 3/26 at 103.00 469,620
1,000 5.000%, 12/01/51, 144A 3/26 at 103.00 892,401
9,300 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 5,369,156
4,686 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 4,555,830
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 403,563
1,000 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 907,620
1,000 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 680,000
1,000 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 984,151
1,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 738,294
2,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 1,740,454

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,000 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 $ 915,633
720 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 549,890
500 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation
Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 476,396
500 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 467,763
570 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/51
6/26 at 103.00 503,660
1,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 890,590
2,000 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 1,733,702
2,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.750%, 12/01/52
12/29 at 103.00 2,015,098
Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021
:
2,515 3.750%, 12/01/41 9/26 at 103.00 1,991,901
2,000 4.000%, 12/01/51 9/26 at 103.00 1,530,122
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 900,005
1,000 South Aurora Regional Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2018, 6.250%, 12/01/57
2/24 at 103.00 978,312
5,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 5,191,993
2,790 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 2,570,082
3,000 (c) Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
3/24 at 100.00 480,000
685 Three Springs Metropolitan District 1, Durango, La Plata County,
Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate
Series 2020B, 7.125%, 12/15/50
12/25 at 103.00 632,506
1,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 1,000,231
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
1,000 5.000%, 12/01/41 3/26 at 103.00 861,842
3,000 5.000%, 12/01/51 3/26 at 103.00 2,453,281
1,000 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 882,437
1,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39
3/24 at 103.00 1,004,172
1,500 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
2/24 at 82.38 1,041,248

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,570 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
2/24 at 103.00 $ 1,487,483
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 784,456
500 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%,
12/01/50
9/25 at 103.00 465,881
1,100 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 1,092,432
3,000 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%, 12/01/52
6/27 at 103.00 3,047,573
1,000 Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado,
Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call 938,529
750 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 693,229
1,500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 1,445,740
1,000 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 882,022
2,000 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 1,518,738
2,390 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51, 144A
9/26 at 97.28 1,159,704
14,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 7,332,049
705 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/49
9/24 at 103.00 656,783
1,000 Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A
9/26 at 103.00 852,714
798 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt
Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 778,161
Total Colorado 171,498,086
Connecticut - 0.2% (0.1% of Total Investments)
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/41
7/32 at 100.00 1,942,865
410 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 319,511
Total Connecticut 2,262,376
Delaware - 0.2% (0.1% of Total Investments)
2,500 (g) Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 7.000%, 9/01/45, (Pre-refunded
3/03/25), 144A
3/25 at 100.00 2,601,703
Total Delaware 2,601,703

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia - 2.6% (1.6% of Total Investments)
$ 1,998 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 $ 1,684,101
1,800 District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 4.250%, 6/01/46, 144A
6/28 at 100.00 1,236,849
5,100 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 -
AGM Insured, (UB)
10/29 at 100.00 4,885,833
20,640 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured, (UB)
10/31 at 100.00 19,887,988
4,750 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured
10/31 at 100.00 4,576,935
Total District of Columbia 32,271,706
Florida - 21.0% (13.1% of Total Investments)
350 Abbott Square Community Development District, Zephyrhills, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022, 5.500%,
6/15/52
6/32 at 100.00 353,945
500 Academical Village Community Development District, Davie, Florida,
Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 403,629
1,645 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 1,118,573
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call 217,952
1,680 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, 2015 Assessment Project, Series 2015, 5.375%, 5/01/45
5/25 at 100.00 1,684,895
2,245 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 1,820,936
2,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
4.000%, 5/01/52, 144A
5/32 at 100.00 1,606,375
1,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 4 Master Improvement Project, Series 2023,
5.500%, 5/01/53, 144A
5/33 at 100.00 1,005,464
1,190 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023, 5.625%, 5/01/54
5/33 at 100.00 1,202,120
1,020 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 837,151
1,100 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 1,040,206
995 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 998,108
1,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 826,380

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 905 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 6.125%, 11/01/33
No Opt. Call $ 969,991
1,575 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
3/24 at 100.00 1,575,082
500 Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022, 5.750%,
5/01/52, 144A
5/37 at 100.00 506,433
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A
:
285 4.000%, 7/01/41, 144A 7/31 at 100.00 234,406
1,070 4.000%, 7/01/51, 144A 7/31 at 100.00 795,366
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 657,522
2,500 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
6/25 at 105.00 2,454,741
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021
:
500 4.000%, 8/15/51, 144A 8/28 at 100.00 367,655
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 741,545
1,000 4.250%, 8/15/61, 144A 8/28 at 100.00 731,919
4,000 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56,
144A
7/31 at 100.00 3,593,442
2,273 (c) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 0.000%, 6/01/48, 144A
6/28 at 100.00 227,282
830 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 816,840
1,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A
4/24 at 103.00 530,000
1,000 Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017, 5.875%, 8/01/52, 144A
8/24 at 103.00 732,394
955 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014, 5.125%,
5/01/45
5/24 at 100.00 955,070
1,000 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT), 144A
10/27 at 100.00 975,229
215 Coddington Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Series 2022, 5.750%, 5/01/42,
144A
5/32 at 100.00 223,384
1,491 (c) Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A,
7.750%, 5/15/35, 144A
5/24 at 100.00 47,724
995 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50, 144A
11/29 at 100.00 1,007,561
1,490 Cypress Mill Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2020,
4.000%, 6/15/40
6/30 at 100.00 1,327,765
1,515 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 1,223,207

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,245 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A,
5.000%, 6/15/41, 144A
6/29 at 102.00 $ 1,094,608
1,850 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A,
6.500%, 7/01/44
7/24 at 100.00 1,854,916
1,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2017A,
5.750%, 7/01/44, 144A
7/27 at 100.00 950,444
2,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57, 144A
1/28 at 101.00 1,521,078
565 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 5.000%,
7/15/46, 144A
7/26 at 100.00 521,287
5,855 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Imagine School at Broward Project, Series 2021A, 4.000%,
12/15/56, 144A
12/29 at 100.00 4,587,907
1,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014, 6.000%, 6/15/44,
144A
6/24 at 100.00 839,967
655 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A, 5.000%,
1/01/50, 144A
1/27 at 100.00 549,082
120 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50, 144A
9/27 at 100.00 103,852
20,860 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
3/24 at 107.00 21,226,310
5,590 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
3/24 at 100.00 5,589,864
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
31,170 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 3/24 at 101.00 31,010,500
6,485 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/24 at 101.00 6,414,991
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
3/24 at 104.00 4,977,839
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
3/24 at 106.00 25,970,102
FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020
:
2,655 5.375%, 11/01/40 11/29 at 100.00 2,518,529
2,000 5.500%, 11/01/50 11/29 at 100.00 1,852,410
2,900 Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 2,327,176
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
5/24 at 100.00 1,003,861

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 10,000 (e) Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT), (UB)
10/27 at 100.00 $ 10,248,291
200 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 2 Project, Series 2019, 4.375%,
11/01/49
11/29 at 100.00 178,278
910 Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022, 5.000%,
5/01/52, 144A
5/32 at 100.00 851,238
1,860 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%,
5/01/32
5/24 at 100.00 1,862,351
200 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2, Series 2019, 4.000%, 11/01/39
11/29 at 100.00 180,375
1,000 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 4, Series 2023, 5.500%, 5/01/53
5/33 at 100.00 1,012,423
5,000 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2018A, 5.000%, 10/01/48,
(AMT), (UB)
10/28 at 100.00 5,118,131
1,500 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2018A, 5.000%, 10/01/48,
(AMT)
10/28 at 100.00 1,535,439
265 Lakes of Sarasota Community Development District, Florida, Improvement
Revenue Bonds, Capital Phase 1 Project 2021A-1, 4.100%, 5/01/51
5/31 at 100.00 221,247
500 Lakes of Sarasota Community Development District, Florida, Improvement
Revenue Bonds, Capital Phase 1 Project 2021B-1, 4.300%, 5/01/51
5/31 at 100.00 431,557
610 Lakewood Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 489,509
610 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%,
5/01/45
5/25 at 100.00 589,783
2,000 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.375%, 6/15/37
3/24 at 100.00 1,930,547
1,630 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A, 5.750%,
12/01/52, 144A
3/24 at 104.00 1,177,021
750 Leomas Landing Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 606,962
2,500 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021A, 4.000%, 5/01/52
5/31 at 100.00 2,006,186
Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019
:
1,995 4.375%, 5/01/40 5/30 at 100.00 1,848,128
2,990 4.500%, 5/01/51 5/30 at 100.00 2,627,219
3,000 (e) Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%,
9/01/45
9/25 at 100.00 3,031,093
750 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 6.000%, 7/01/47, 144A
7/27 at 100.00 751,325

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,085 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.250%,
11/01/49
11/27 at 100.00 $ 1,092,169
5,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/39
7/24 at 100.00 5,006,032
1,750 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 6.000%,
9/15/45, 144A
9/25 at 100.00 1,754,397
1,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 979,161
11,250 (e) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 11,973,675
605 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
3/24 at 100.00 605,119
460 Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2022, 5.750%, 5/01/53, 144A
5/32 at 100.00 468,776
355 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.750%, 5/01/50
5/29 at 100.00 327,898
930 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.500%,
8/01/46
8/26 at 100.00 938,425
9,305 (e) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group, Series
2019, 4.000%, 8/15/49, (UB)
8/29 at 100.00 8,770,586
250 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/52
11/32 at 100.00 256,304
1,355 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57, 144A
6/31 at 100.00 1,190,396
500 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/51, 144A
4/29 at 100.00 480,583
250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series 2022,
5.125%, 5/01/51
5/32 at 100.00 242,887
500 Portico Community Development District, Lee County, Florida,
Special  Assessment, Improvement Series 2020-2, 4.000%, 5/01/50
5/30 at 100.00 406,075
910 Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 734,351
905 Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 731,869
2,495 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 6.000%, 11/01/47
11/27 at 100.00 2,567,059
1,000 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 719,400
700 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023,
6.375%, 11/01/53
11/33 at 100.00 728,293
1,110 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41, 144A
5/31 at 100.00 905,780

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 990 Shingle Creek Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2015, 5.400%, 11/01/45
11/25 at 100.00 $ 994,869
15,000 (e) South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017, 5.000%, 8/15/47, (UB)
8/27 at 100.00 15,337,706
350 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call 324,379
615 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
3/24 at 100.00 590,212
2,300 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
3/24 at 100.00 2,192,485
2,505 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
3/24 at 100.00 25
1,230 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 4.000%,
12/15/40
12/29 at 100.00 1,089,020
1,265 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%,
10/01/47
10/27 at 100.00 1,146,766
1,000 Turtle Run Community Development District, Florida, Special Assessment
Benefit Tax Bonds, Series 2017-2, 5.000%, 5/01/37
5/28 at 100.00 1,012,229
1,575 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
6.375%, 11/01/47
11/31 at 100.00 1,645,665
2,985 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2,
6.375%, 11/01/47
11/31 at 100.00 3,118,926
500 Two Lakes Community Development District, Hialeah, Florida, Special
Assessment Bonds, Expansion Area Project, Series 2019, 4.000%,
12/15/49
12/29 at 100.00 400,047
1,000 Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project, Series 2023, 6.125%, 11/01/53
11/33 at 100.00 1,023,827
335 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Series 2021, 4.000%,
5/01/51, 144A
5/31 at 100.00 270,478
1,000 V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 810,107
1,000 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 1,079,536
500 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022, 6.625%, 11/01/52
11/32 at 100.00 529,512
965 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%,
11/01/45
11/24 at 100.00 967,099
Total Florida 258,834,241
Georgia - 0.5% (0.3% of Total Investments)
870 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%,
11/01/48
3/24 at 100.00 636,793

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 1,870 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013A, 7.125%,
10/01/43
3/24 at 100.00 $ 1,870,622
1,610 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 1,615,017
2,215 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2023A, 5.000%, 7/01/64 - AGM Insured
1/33 at 100.00 2,319,296
Total Georgia 6,441,728
Hawaii - 0.3% (0.2% of Total Investments)
2,000 Hawaii County, Hawaii, Special Tax Revenue Bonds, Community Facilities
District 1-2021, Kaloko Heights Project, Series 2023, 7.250%, 5/15/52,
144A
5/33 at 100.00 2,020,989
2,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
3/24 at 100.00 2,001,251
Total Hawaii 4,022,240
Idaho - 0.2% (0.1% of Total Investments)
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56, 144A
7/26 at 103.00 806,091
565 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A, 5.250%, 7/01/55,
144A
7/25 at 100.00 474,159
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 687,328
Total Idaho 1,967,578
Illinois - 17.5% (10.9% of Total Investments)
230 (c) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/26
12/23 at 100.00 230,288
10,670 (e) Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46, (UB)
4/27 at 100.00 11,148,042
1,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 1,494,620
2,575 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
3/24 at 100.00 2,560,944
15,385 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 16,068,857
2,025 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 2,123,195
9,910 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 10,757,969
10,000 (e) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/46 - BAM Insured, (UB)
12/31 at 100.00 10,743,211
1,849 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
2/24 at 100.00 1,848,422
1,754 (c) Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26
3/24 at 100.00 1,280,285
5,000 (e) Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48, (UB)
1/29 at 100.00 5,090,779

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 8,065 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022A, 5.000%, 1/01/48
1/32 at 100.00 $ 8,422,276
4,000 (e) Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52, (UB)
1/27 at 100.00 4,093,935
10,620 (e) Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 5.500%, 1/01/55, (UB)
1/32 at 100.00 11,447,308
4,000 (e) Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/43, (UB)
1/30 at 100.00 4,228,930
9,400 (e) Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB)
1/27 at 100.00 9,848,409
1,000 (e) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/37, (UB)
1/25 at 100.00 1,009,594
130 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 130,531
Chicago, Illinois, General Obligation Bonds, Series 2019A
:
11,000 (e) 5.000%, 1/01/44, (UB) 1/29 at 100.00 11,263,979
8,000 (e) 5.500%, 1/01/49, (UB) 1/29 at 100.00 8,253,044
1,500 (e) Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42, (UB)
1/25 at 100.00 1,507,815
5,000 (c) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series
2016A, 6.375%, 11/01/46, 144A
11/26 at 100.00 4,209,676
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
1,000 5.000%, 7/01/51, 144A 7/31 at 100.00 720,763
1,000 5.000%, 7/01/56, 144A 7/31 at 100.00 702,702
1,000 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 1,026,258
Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
:
550 5.000%, 3/01/36 9/32 at 100.00 567,540
600 5.000%, 3/01/38 9/32 at 100.00 604,484
700 5.000%, 3/01/40 9/32 at 100.00 697,988
2,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018B, 6.125%, 4/01/58, 144A
10/28 at 100.50 1,848,704
7,955 (e) Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47, (UB)
3/32 at 100.00 8,776,826
1,715 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 1,890,416
Illinois State, General Obligation Bonds, November Series 2016
:
1,000 5.000%, 11/01/35 11/26 at 100.00 1,032,960
1,000 5.000%, 11/01/37 11/26 at 100.00 1,025,758
5,000 Illinois State, General Obligation Bonds, October Series 2020C, 4.250%,
10/01/45
10/30 at 100.00 4,944,979
10,000 (e) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 4.000%, 1/01/46, (UB)
1/32 at 100.00 9,850,759
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A
:
7,075 4.000%, 6/15/50 - BAM Insured 12/29 at 100.00 6,706,479
1,000 4.000%, 6/15/50 12/29 at 100.00 926,352
12,215 5.000%, 6/15/50 12/29 at 100.00 12,613,424

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 5,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 $ 5,091,809
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
35,635 0.000%, 12/15/54 No Opt. Call 7,697,420
5,000 0.000%, 12/15/54 - BAM Insured No Opt. Call 1,150,578
705 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
3/24 at 100.00 705,169
7,750 (e) Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018A, 5.000%, 1/01/48, (UB)
1/28 at 100.00 8,001,779
10,000 (e) Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018C, 5.250%, 1/01/48 - BAM Insured, (UB)
1/29 at 100.00 10,564,963
895 (c) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
2/24 at 100.00 384,850
Total Illinois 215,295,069
Indiana - 1.7% (1.1% of Total Investments)
1,000 (e) Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 5.338%, 4/01/30 -
AMBAC Insured, 144A, (IF)
No Opt. Call 1,455,829
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 1,023,286
850 Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A, 5.000%, 6/01/41
6/31 at 100.00 744,972
7,725 (e) Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/57, (UB)
9/32 at 100.00 7,597,200
2,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
3/24 at 100.00 2,000,400
5,000 (e) Indiana Finance Authority, Indiana, Health Facilities Project Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017A,
5.000%, 8/15/51, (UB)
8/27 at 100.00 5,065,167
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E, 6.125%, 3/01/57
3/33 at 100.00 1,086,095
770 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
3/24 at 100.00 774,985
1,000 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
3/24 at 100.00 1,001,759
966 (c) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT)
No Opt. Call 10
Total Indiana 20,749,703
Iowa - 1.8% (1.1% of Total Investments)
1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
3/24 at 100.00 983,083
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
17,940 (e) 5.000%, 12/01/50, (UB) 12/29 at 103.00 18,786,411
2,500 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 2,627,310
Total Iowa 22,396,804

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kansas - 0.1% (0.0% of Total Investments)
$ 1,000 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 $ 934,078
Total Kansas 934,078
Kentucky - 2.6% (1.6% of Total Investments)
1,340 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 1,214,613
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A
:
11,675 (e) 5.000%, 6/01/41, (UB) 6/27 at 100.00 11,819,365
5,450 5.000%, 6/01/41 6/27 at 100.00 5,517,391
3,300 5.000%, 6/01/45 6/27 at 100.00 3,328,628
990 (e) 5.000%, 6/01/45, (UB) 6/27 at 100.00 998,588
1,000 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated
Group, Series 2021, 5.125%, 7/01/55
7/29 at 102.00 755,848
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 857,411
5,200 (e) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024A-1, 5.250%, 4/01/54, (Mandatory Put 2/01/32),
(UB)
11/31 at 100.18 5,651,589
1,000 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 944,795
1,000 Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52, 144A
12/32 at 100.00 946,206
Total Kentucky 32,034,434
Louisiana - 1.1% (0.7% of Total Investments)
1,810 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
3/24 at 100.00 1,810,529
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A
6/27 at 100.00 423,134
1,405 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship
STEAM Academy, Series 2021A, 5.000%, 6/01/51, 144A
6/31 at 100.00 1,131,019
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 407,029
1,710 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
3/24 at 100.00 1,710,464
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A
:
250 (c) 5.000%, 6/01/41, 144A 6/31 at 100.00 175,000
250 (c) 5.000%, 6/01/51, 144A 6/31 at 100.00 175,000
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A
:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 481,977
1,000 6.375%, 6/01/62, 144A 6/31 at 100.00 955,254
200 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62, 144A
6/31 at 100.00 195,021
1,300 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 7.750%, 12/15/31
3/24 at 100.00 1,302,882

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 2,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/33
No Opt. Call $ 2,325,837
2,110 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.125%, 12/15/33
3/24 at 100.00 2,112,077
2,000 (c) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT),
144A
No Opt. Call 20
540 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 589,183
Total Louisiana 13,794,426
Maryland - 0.8% (0.5% of Total Investments)
1,595 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/42
9/27 at 100.00 1,546,287
4,000 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
3/24 at 100.00 2,400,000
2,500 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
3/24 at 100.00 1,500,000
1,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 853,002
5,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 2.750%, 6/01/51
6/31 at 100.00 3,572,589
Total Maryland 9,871,878
Massachusetts - 1.1% (0.7% of Total Investments)
7,080 (e) Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53, (UB)
7/28 at 100.00 7,241,224
5,735 (e) Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
7/26 at 100.00 5,551,573
1,200 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51, (AMT)
7/31 at 100.00 840,408
Total Massachusetts 13,633,205
Michigan - 3.2% (2.0% of Total Investments)
1,740 Detroit, Wayne County, Michigan, General Obligation Bonds, Social Series
2021A, 5.000%, 4/01/46
4/31 at 100.00 1,779,051
1,945 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021, 5.000%,
5/01/36
5/31 at 100.00 1,740,415
6,480 (e) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48, (UB)
11/29 at 100.00 6,722,461
3,675 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 3,812,507
5,000 (e) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/40, (UB)
12/27 at 100.00 5,010,537
830 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
5.000%, 2/01/33
2/27 at 102.00 835,472
1,000 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 5.000%, 9/01/40
8/31 at 100.00 959,672

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Holly Academy Project, Refunding Series 2021
:
$ 905 4.000%, 12/01/41 12/31 at 100.00 $ 736,752
1,000 4.000%, 12/01/51 12/31 at 100.00 747,243
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hope Academy Project, Refunding Series 2021
:
170 4.400%, 4/01/31, 144A 4/28 at 100.00 147,586
315 4.900%, 4/01/41, 144A 4/28 at 100.00 241,404
1,210 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 937,589
28,335 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call 6,928,477
1,355 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
3/24 at 100.00 1,355,252
1,000 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
3/24 at 100.00 1,001,000
100,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 4,334,810
1,650 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 1,389,930
535 Universal Academy, Michigan, Public School Academy Bonds, Refunding
Series 2021, 4.000%, 12/01/31
12/28 at 103.00 514,405
Total Michigan 39,194,563
Minnesota - 0.8% (0.5% of Total Investments)
2,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 1,462,266
665 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.500%, 7/01/35
7/25 at 100.00 634,072
1,000 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 6.000%, 7/01/45
7/25 at 100.00 932,736
505 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47
7/26 at 100.00 424,069
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 1,152,833
100 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 82,300
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/58, 144A
3/33 at 100.00 1,885,778
3,000 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
3/24 at 100.00 2,907,467
Total Minnesota 9,481,521
Mississippi - 0.1% (0.0% of Total Investments)
335 (c) Mississippi Business Finance Corp, 6.000%, 10/15/49, (Mandatory Put
6/15/25), 144A
10/26 at 100.00 329,491

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi (continued)
$ 498 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34, (AMT)
3/24 at 100.00 $ 434,871
Total Mississippi 764,362
Missouri - 4.3% (2.7% of Total Investments)
7,090 (e) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT), (UB)
3/29 at 100.00 7,208,443
5,000 (e) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A, 5.000%, 3/01/57 - AGM Insured,
(AMT), (UB)
3/30 at 100.00 5,178,210
655 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A
4/26 at 100.00 596,451
9,740 (e) Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Expansion
Project, Refunding & Improvement Series 2022C, 4.000%, 9/01/46, (UB)
9/32 at 100.00 9,756,180
2,000 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%,
6/15/46, 144A
6/25 at 100.00 1,878,702
5,000 (e) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52, (UB)
12/33 at 100.00 5,392,801
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52
12/33 at 100.00 2,157,121
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021
:
1,000 4.000%, 10/01/34 10/31 at 100.00 946,590
1,000 4.000%, 10/01/44 10/31 at 100.00 833,461
478 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
No Opt. Call 357,340
Saint Louis County, Missouri, Special Obligation Bonds, Community
Center Projects, Series 2022A
:
8,050 (e) 4.000%, 12/01/40, (UB) 12/30 at 100.00 8,160,755
8,970 (e) 4.000%, 12/01/41, (UB) 12/30 at 100.00 9,063,160
1,351 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/24 at 100.00 378,280
732 (c) Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 2.100%, 12/31/26
No Opt. Call 36,600
1,230 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 5.500%, 6/15/42
6/33 at 100.00 1,248,491
Total Missouri 53,192,585
Nebraska - 0.4% (0.3% of Total Investments)
5,495 (e) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023E, 4.750%, 9/01/48, (UB)
No Opt. Call 5,556,796
Total Nebraska 5,556,796
Nevada - 0.1% (0.1% of Total Investments)
2,000 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 0.000%, 2/15/38, 144A
2/31 at 100.00 200,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 1,000 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017, 6.250%, 12/15/37, (AMT), 144A
12/27 at 100.00 $ 150,970
2,000 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 0.000%, 2/15/38, (AMT), 144A
8/29 at 100.00 200,000
885 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.375%, 9/01/48
9/28 at 100.00 894,741
Total Nevada 1,445,711
New Jersey - 4.1% (2.6% of Total Investments)
2,500 (e) New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A, 5.000%, 11/01/52, (UB)
11/32 at 100.00 2,670,485
9,500 (e),(g) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (Pre-refunded
6/15/27), (UB)
6/27 at 100.00 10,210,044
2,080 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
3/24 at 101.00 2,101,905
40,000 (e) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/35 - AMBAC Insured, (UB)
No Opt. Call 26,417,780
6,790 (e) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 5.000%, 6/15/50, (UB)
12/30 at 100.00 7,205,292
2,050 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,085,852
Total New Jersey 50,691,358
New Mexico - 0.3% (0.2% of Total Investments)
265 Mariposa East Public Improvement District, New Mexico, Revenue Bonds,
Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
9/24 at 69.05 131,449
40 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 38,681
170 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 166,584
305 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call 290,115
1,210 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
3/24 at 100.00 1,209,834
1,020 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 1,010,884
1,500 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
3/24 at 103.00 1,450,056
Total New Mexico 4,297,603
New York - 12.2% (7.6% of Total Investments)
1,095 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 6.650%,
2/01/53
2/33 at 100.00 1,105,325
610 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/41
6/31 at 100.00 493,089

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 4,255 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 $ 4,259,241
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 1,059,910
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1
:
5,000 5.250%, 6/01/40, 144A 12/30 at 100.00 4,757,403
2,000 5.500%, 6/01/55, 144A 12/30 at 100.00 1,779,732
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 925,160
2,000 5.000%, 6/01/55, 144A 12/30 at 100.00 1,643,899
2,000 Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53, 144A
7/33 at 100.00 2,072,902
9,000 (e) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 - AGM
Insured, (UB)
5/32 at 100.00 8,925,449
1,220 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 1,224,720
200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/36, 144A
6/27 at 100.00 187,561
650 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Josephs College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 597,758
2,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E, 4.000%,
3/15/49
3/32 at 100.00 1,971,916
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.730%, 2/01/50
2/30 at 100.00 908,634
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
2,360 4.050%, 2/01/31 2/30 at 100.00 2,182,870
1,000 4.600%, 2/01/51 2/30 at 100.00 751,491
1,000 (c) Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 580,000
10,000 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50,
(UB)
5/30 at 100.00 10,493,089
1,000 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43,
(UB)
11/30 at 100.00 1,063,459
1,000 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49,
(UB)
11/30 at 100.00 950,166
11,850 (e) New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series 2018K,
4.125%, 11/01/53, (UB)
9/26 at 100.00 11,558,172

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
$ 1,500 (c) 5.750%, 10/01/37 3/24 at 100.00 $ 1,050,000
5,000 (c) 2.350%, 10/01/46 3/24 at 100.00 3,500,000
2,500 (e) New York City, New York, General Obligation Bonds, Fiscal 2024 Series A,
5.000%, 8/01/51, (UB)
8/33 at 100.00 2,740,388
2,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Turbo Term Series 2005A, 5.000%, 6/01/45
2/24 at 100.00 1,894,399
2,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 2,502,866
2,250 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 2,254,459
7,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 7,069,054
2,000 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2021A, 3.000%, 3/15/50
9/31 at 100.00 1,596,034
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
1,000 5.000%, 7/01/46, (AMT) 7/24 at 100.00 1,000,127
15,990 (e) 5.250%, 1/01/50, (AMT), (UB) 7/24 at 100.00 16,005,195
1,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 1,000,951
10,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
2/24 at 100.00 10,000,219
3,070 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 3,199,129
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
3,895 (e) 5.000%, 6/30/49 - AGM Insured, (AMT), (UB) 6/31 at 100.00 4,090,283
2,000 6.000%, 6/30/54, (AMT) 6/31 at 100.00 2,208,877
5,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 5.625%, 4/01/40, (AMT)
4/31 at 100.00 5,425,990
1,000 Niagara Area Development Corporation, New York, Revenue Bonds;
Catholic Health System, Inc, Series 2022, 4.500%, 7/01/52
7/32 at 100.00 740,179
9,000 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Two Series 2022, 4.625%, 8/01/52, (AMT), (UB)
8/32 at 100.00 9,208,765
7,000 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022, 5.000%, 1/15/52, (AMT), (UB)
1/33 at 100.00 7,363,486
855 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 98,536
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
5,000 4.500%, 7/01/56, 144A 7/27 at 104.00 3,790,088

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 1,025 5.000%, 7/01/56, 144A 7/27 at 104.00 $ 847,831
2,475 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 2,349,961
420 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 478,338
250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 193,127
Total New York 150,100,228
North Carolina - 0.3% (0.2% of Total Investments)
10,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/48
1/30 at 55.97 3,472,518
Total North Carolina 3,472,518
North Dakota - 0.1% (0.1% of Total Investments)
1,973 (c) Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013, 7.750%, 9/01/38
3/24 at 100.00 1,381,046
Total North Dakota 1,381,046
Ohio - 4.1% (2.6% of Total Investments)
137,120 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 14,064,110
990 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 936,112
920 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 763,176
1,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 947,896
340 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 274,534
3,890 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 3,905,633
3,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 3,186,122
1,300 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 1,187,730
1,000 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/50
1/30 at 100.00 1,001,504
11,300 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 10,855,638

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 990 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 $ 834,649
8,500 (f) Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 8,551,425
2,000 (f) Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/25, (AMT), 144A
12/24 at 105.00 1,983,300
2,000 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 2,000,499
Total Ohio 50,492,328
Oklahoma - 1.7% (1.1% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
1,000 5.500%, 8/15/52 8/28 at 100.00 1,008,551
1,000 5.500%, 8/15/57 8/28 at 100.00 1,006,891
1,200 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/44
8/32 at 100.00 1,190,456
15,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
3/24 at 100.00 15,001,996
2,600 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
3/24 at 100.00 2,600,346
Total Oklahoma 20,808,240
Oregon - 0.1% (0.1% of Total Investments)
Clackamas and Washington Counties School District 3JT, Oregon, General
Obligation Bonds, Series 2020A
:
1,750 0.000%, 6/15/49 6/30 at 57.54 504,296
2,000 0.000%, 6/15/50 6/30 at 55.67 544,803
Total Oregon 1,049,099
Pennsylvania - 1.7% (1.0% of Total Investments)
2,280 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
6/29 at 103.00 1,941,151
930 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 974,622
1,250 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 1,259,116
500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 365,689
290 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 257,786
1,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 781,519
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 1,242,034

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 1,245 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/51
11/31 at 100.00 $ 1,069,913
2,000 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/51
5/30 at 100.00 1,472,752
1,000 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 1,027,625
1,720 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 172
1,720 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 172
2,970 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 297
7,730 (e) Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package
One Project, Series 2022, 5.000%, 12/31/57 - AGM Insured, (AMT), (UB)
12/32 at 100.00 8,197,095
1,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 909,084
1,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B, 5.125%,
12/15/44, 144A
12/27 at 100.00 904,871
135 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 135,188
Total Pennsylvania 20,539,086
Puerto Rico - 10.3% (6.4% of Total Investments)
682 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
2/24 at 100.00 682,342
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
2,000 5.000%, 7/01/35, 144A 7/30 at 100.00 2,053,979
3,500 5.000%, 7/01/47, 144A 7/30 at 100.00 3,517,002
8,625 (c),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
3/24 at 100.00 3,170,550
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
5,690 (c),(f) 5.250%, 1/01/24 No Opt. Call 2,091,644
1,185 (c),(f) 5.250%, 7/01/28 3/24 at 100.00 435,606
1 (c),(f) 5.250%, 7/01/28 3/24 at 100.00 367
890 (c),(f) 5.250%, 7/01/29 3/24 at 100.00 327,164
655 (c),(f) 5.250%, 7/01/31 3/24 at 100.00 240,778
3 (c),(f) 5.250%, 7/01/31 3/24 at 100.00 1,103
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:
4,000 (c),(f) 5.250%, 1/01/24 No Opt. Call 1,470,400
3,000 (c),(f) 5.250%, 7/01/25 3/24 at 100.00 1,102,800

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
$ 185 (c),(f) 5.050%, 1/01/24 7/23 at 100.00 $ 68,006
2,000 (c),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2003NN,
5.500%, 1/31/24
No Opt. Call 735,200
1,025 (c),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT,
5.000%, 7/01/37
3/24 at 100.00 376,790
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
710 (c),(f) 5.375%, 1/01/24 No Opt. Call 260,996
360 (c),(f) 5.375%, 1/01/24 No Opt. Call 132,336
375 (c),(f) 5.250%, 7/01/33 3/24 at 100.00 137,850
405 (c),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC,
5.000%, 7/01/28
3/24 at 100.00 148,878
1,350 (c),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/40
3/24 at 100.00 496,260
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
1,000 (c),(f) 6.750%, 7/01/36 3/24 at 100.00 367,600
4,835 (c),(f) 5.000%, 7/01/42 3/24 at 100.00 1,777,346
5,500 (c),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE, 6.050%, 7/01/32
3/24 at 100.00 2,021,800
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
42,500 0.000%, 7/01/46 7/28 at 41.38 13,257,514
183,530 0.000%, 7/01/51 7/28 at 30.01 42,329,616
5,250 5.000%, 7/01/58 7/28 at 100.00 5,267,004
14,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 13,742,063
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
0 (h) 5.625%, 7/01/27 No Opt. Call 96
4,201 0.000%, 7/01/33 7/31 at 89.94 2,677,348
6,979 4.000%, 7/01/41 7/31 at 103.00 6,386,551
14,018 4.000%, 7/01/46 7/31 at 103.00 12,488,119
15,521 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 8,614,144
Total Puerto Rico 126,379,252
Rhode Island - 0.3% (0.2% of Total Investments)
18,260 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
2/24 at 18.78 3,271,790
Total Rhode Island 3,271,790
South Carolina - 1.9% (1.2% of Total Investments)
390 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 4.000%, 5/01/52, 144A
5/29 at 100.00 281,924
Lancaster County, South Carolina, Special Assessment Bonds, Edgewater
II Improvement District, Capital Appreciation Series 2007-A&B
:
7,230 0.000%, 11/01/39 3/24 at 30.40 1,919,924
7,020 0.000%, 11/01/39 3/24 at 30.40 1,626,147
400 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 345,533

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
$ 940 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School Project,
Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 $ 979,304
2,960 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project, Series
2022A-1, 5.750%, 6/01/52
No Opt. Call 2,168,616
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 876,557
1,585 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A,
7.250%, 6/15/58
6/33 at 100.00 1,623,179
235 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A, 7.125%,
6/15/58, 144A
6/31 at 100.00 239,888
South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Prisma Health Obligated Group, Series 2018A
:
2,980 (e) 5.000%, 5/01/38, (UB) 5/28 at 100.00 3,098,903
9,895 (e) 5.000%, 5/01/48, (UB) 5/28 at 100.00 10,102,659
Total South Carolina 23,262,634
Tennessee - 0.6% (0.4% of Total Investments)
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 596,362
150 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 127,142
5,000 (c) The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A
6/27 at 100.00 550,000
6,024 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 6,148,019
900 (c) Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46, 144A
3/24 at 100.00 560,527
Total Tennessee 7,982,050
Texas - 6.7% (4.2% of Total Investments)
2,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 1,775,865
1,000 Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.000%, 9/15/41,
144A
9/31 at 100.00 873,252
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 834,623
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A, 4.500%, 2/15/56
2/30 at 100.00 675,716
830 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District, Series
2013, 6.000%, 11/01/28
3/24 at 100.00 830,478

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 300 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 $ 285,860
500 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.250%, 9/01/49, 144A
9/29 at 100.00 437,598
1,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky Public
Improvement District Major Improvements Area Project, Series 2023,
6.125%, 9/01/52, 144A
9/33 at 100.00 1,014,902
1,500 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022, 4.000%, 9/01/51, 144A
9/31 at 100.00 1,234,633
500 Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021, 4.500%, 9/01/51, 144A
9/31 at 100.00 446,545
675 Conroe Local Government Corporation, Texas, Hotel Revenue and
Contract Revenue Bonds, Subordinate Third Lien Series 2021C, 4.000%,
10/01/50
10/31 at 100.00 630,669
Dallas Fort Worth International Airport, Texas,  Joint Revenue Bonds,
Refunding Series 2023C.
:
1,000 8.250%, 12/15/51 6/26 at 103.00 921,697
165 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 146,169
1,500 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
3/24 at 100.00 1,500,447
1,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
3/24 at 100.00 1,001,072
125 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019, 4.375%,
9/01/49, 144A
9/29 at 100.00 110,798
670 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
3/24 at 100.00 666,580
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011, 6.625%, 7/15/38, (AMT)
3/24 at 100.00 1,000,618
500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 1 Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 419,547
1,075 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 2 Project Series 2023, 5.625%,
9/01/58, 144A
9/31 at 100.00 1,100,139
4,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 2,791,811
1,435 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Improvement Area 1-2 Project, Series 2021, 4.000%,
9/15/51, 144A
9/31 at 100.00 1,188,106
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Major Improvement Area Project, Series 2021
:
900 4.125%, 9/15/41, 144A 9/31 at 100.00 794,114
1,500 4.375%, 9/15/51, 144A 9/31 at 100.00 1,290,632

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,170 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 2 Project, Series 2019,
4.250%, 9/15/39, 144A
9/29 at 100.00 $ 1,101,827
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
300 5.750%, 9/15/39, 144A 9/29 at 100.00 305,833
500 6.000%, 9/15/49, 144A 9/29 at 100.00 512,574
1,125 Missouri City Management District 1, Fort Bend County, Texas, General
Obligation  Bonds, Road Series 2021, 3.000%, 9/01/46
9/27 at 100.00 876,829
20,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 14,414,656
1,000 (g) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation -
San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 1,042,506
1,000 (g) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 1,002,739
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
1,250 (c) 5.000%, 7/01/35 7/25 at 100.00 1,134,375
2,445 (c) 5.000%, 7/01/47 7/25 at 100.00 2,218,838
1,070 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 4.000%,
9/01/50, 144A
9/30 at 100.00 890,710
250 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022,
5.625%, 9/15/52, 144A
9/32 at 100.00 252,462
325 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022,
5.625%, 9/15/52, 144A
9/32 at 100.00 328,201
2,000 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series 2021,
4.375%, 9/15/51, 144A
9/31 at 100.00 1,648,442
440 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020, 4.000%, 1/01/50, (AMT), 144A
3/24 at 101.00 323,626
7,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 3.000%, 1/01/50, (AMT), 144A
3/24 at 103.00 4,236,799
Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series
2019A
:
1,650 4.000%, 6/01/38, (AMT) 6/29 at 100.00 1,635,214
1,620 4.000%, 6/01/39, (AMT) 6/29 at 100.00 1,591,124
1,000 Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022, 5.250%,
9/01/52
9/30 at 100.00 984,223
205 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 190,073

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 185 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 $ 188,728
1,000 Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds, Red
Oak Public Improvement District 1 Improvement Area 1 Project, Series
2021, 4.000%, 9/15/51, 144A
9/30 at 100.00 830,510
2,000 (c) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.000%,
12/15/32
3/24 at 100.00 1,200,000
145 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 5.750%,
9/15/36
3/24 at 102.00 145,621
7,000 (e) Sherman, Texas, Combination Tax and Revenue Certificates of Obligation,
Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 7,603,804
5,000 (e) Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/48, (UB)
1/29 at 100.00 5,160,985
10,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 10,127,061
Total Texas 81,919,631
Utah - 0.5% (0.3% of Total Investments)
2,500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.000%, 3/01/51, 144A
9/26 at 103.00 1,909,449
Dallas Fort Worth International Airport, Texas,  Joint Revenue Bonds,
Refunding Series 2023C.
:
1,000 7.375%, 9/15/51, 144A 9/26 at 103.00 840,867
1,000 Military Installation Development Authority, Utah, Tax Allocation and Hotel
Tax Revenue Bonds, Series 2021A-1, 4.000%, 6/01/52
9/26 at 103.00 754,121
2,000 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 1,527,062
830 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/49, 144A
12/29 at 100.00 717,646
970 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 820,899
Total Utah 6,570,044
Virgin Islands - 1.0% (0.7% of Total Investments)
Dallas Fort Worth International Airport, Texas,  Joint Revenue Bonds,
Refunding Series 2023C.
:
1,480 6.250%, 10/01/42, (AMT), 144A 10/29 at 104.00 1,454,113
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C
:
1,000 5.000%, 10/01/30, 144A 10/24 at 100.00 950,437
5,000 5.000%, 10/01/39, 144A 10/24 at 100.00 4,431,243
2,890 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call 2,796,576
3,085 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 3,060,833

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virgin Islands (continued)
$ 215 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call $ 214,280
Total Virgin Islands 12,907,482
Virginia - 3.8% (2.4% of Total Investments)
762 (c) Celebrate Virginia North Community Development Authority, Special
Assessment Revenue Bonds, Series 2003B, 4.125%, 3/01/22
No Opt. Call 495,300
1,000 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 826,177
10,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 9,989,788
11,495 (e) Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55, (UB)
1/32 at 100.00 10,933,623
1,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
2/24 at 100.00 945,952
2,340 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/59
9/30 at 103.00 2,526,178
4,500 (e) Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023A, 5.000%, 11/01/38, (UB)
5/32 at 100.00 4,896,319
7,000 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A, 5.500%, 7/01/54, 144A
7/34 at 100.00 6,160,090
8,977 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019B, 6.525%, 7/01/52, 144A, (cash 7.500%, PIK 7.500%)
No Opt. Call 5,386,396
4,665 Virginia Small Business Financing Authority, Sports and Entertainment
Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A,
8.500%, 12/01/52, 144A
6/33 at 105.00 4,527,770
550 West Falls Community Development Authority, Arlington County, Virginia,
Revenue Bonds, Series 2022A, 5.375%, 9/01/52, 144A
9/32 at 100.00 559,305
Total Virginia 47,246,898
Washington - 2.0% (1.3% of Total Investments)
1,000 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 1,006,518
1,000 Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007, 5.600%, 6/01/37, (AMT)
3/24 at 100.00 948,719
1,300 Port of Seattle Industrial Development Corporation, Washington, Special
Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series
2012, 5.000%, 4/01/30, (AMT)
2/24 at 100.00 1,300,098
5,100 (e) Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/43, (AMT), (UB)
5/27 at 100.00 5,205,836
2,500 Seattle Housing Authority, Washington, Revenue Bonds, Lam Bow
Apartments Project, Series 2021, 2.500%, 6/01/54
6/31 at 100.00 1,578,540
180 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
2/24 at 100.00 178,074
3,065 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 307

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 545 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A
1/28 at 100.00 $ 54
1,565 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 157
1,000 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A
No Opt. Call 100
255 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A
No Opt. Call 26
13,915 (e) Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020, 5.000%, 9/01/55, (UB)
9/30 at 100.00 14,535,489
Total Washington 24,753,918
West Virginia - 0.7% (0.4% of Total Investments)
1,264 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
3/24 at 100.00 1,236,872
1,125 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.750%,
6/01/43, 144A
6/27 at 100.00 1,158,466
950 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43, 144A
6/31 at 100.00 869,658
945 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 774,988
4,000 (e) West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A, 4.375%, 6/01/53,
(UB)
6/33 at 100.00 4,073,854
Total West Virginia 8,113,838
Wisconsin - 7.7% (4.8% of Total Investments)
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32, 144A
12/26 at 100.00 2,130,475
2,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 2,002,882
255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A, 5.000%, 6/15/51,
144A
6/29 at 100.00 204,157
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55, 144A
7/28 at 100.00 125,584
2,015 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57, 144A
4/31 at 100.00 1,645,052
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
High Desert Montessori Charter School, Series 2021A
:
1,000 5.000%, 6/01/51, 144A 6/29 at 100.00 869,989
1,280 5.000%, 6/01/61, 144A 6/29 at 100.00 1,080,107

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 4,985 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 $ 3,856,626
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Point College Preparatory, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 103.00 419,846
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
13 (c) 0.000%, 1/01/47, 144A No Opt. Call 310
11 (c) 0.000%, 1/01/48, 144A No Opt. Call 257
11 (c) 0.000%, 1/01/49, 144A No Opt. Call 239
10 (c) 0.000%, 1/01/50, 144A No Opt. Call 215
10 (c) 0.000%, 1/01/51, 144A No Opt. Call 201
13 (c) 0.000%, 1/01/52, 144A No Opt. Call 243
13 (c) 0.000%, 1/01/53, 144A No Opt. Call 227
13 (c) 0.000%, 1/01/54, 144A No Opt. Call 207
13 (c) 0.000%, 1/01/55, 144A No Opt. Call 192
12 (c) 0.000%, 1/01/56, 144A No Opt. Call 179
667 (c) 5.500%, 7/01/56, 144A 3/28 at 100.00 505,960
14 (c) 0.000%, 1/01/57, 144A No Opt. Call 187
13 (c) 0.000%, 1/01/58, 144A No Opt. Call 173
13 (c) 0.000%, 1/01/59, 144A No Opt. Call 160
13 (c) 0.000%, 1/01/60, 144A No Opt. Call 148
12 (c) 0.000%, 1/01/61, 144A No Opt. Call 137
12 (c) 0.000%, 1/01/62, 144A No Opt. Call 126
12 (c) 0.000%, 1/01/63, 144A No Opt. Call 118
12 (c) 0.000%, 1/01/64, 144A No Opt. Call 110
11 (c) 0.000%, 1/01/65, 144A No Opt. Call 101
12 (c) 0.000%, 1/01/66, 144A No Opt. Call 101
148 (c) 0.000%, 1/01/67, 144A No Opt. Call 1,106
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
24 (c) 0.000%, 1/01/46, 144A No Opt. Call 640
24 (c) 0.000%, 1/01/47, 144A No Opt. Call 585
24 (c) 0.000%, 1/01/48, 144A No Opt. Call 551
23 (c) 0.000%, 1/01/49, 144A No Opt. Call 517
23 (c) 0.000%, 1/01/50, 144A No Opt. Call 474
25 (c) 0.000%, 1/01/51, 144A No Opt. Call 492
651 (c) 3.750%, 7/01/51, 144A 3/28 at 100.00 462,027
25 (c) 0.000%, 1/01/52, 144A No Opt. Call 455
25 (c) 0.000%, 1/01/53, 144A No Opt. Call 426
25 (c) 0.000%, 1/01/54, 144A No Opt. Call 399
24 (c) 0.000%, 1/01/55, 144A No Opt. Call 373
24 (c) 0.000%, 1/01/56, 144A No Opt. Call 350
24 (c) 0.000%, 1/01/57, 144A No Opt. Call 328
23 (c) 0.000%, 1/01/58, 144A No Opt. Call 306
23 (c) 0.000%, 1/01/59, 144A No Opt. Call 290
23 (c) 0.000%, 1/01/60, 144A No Opt. Call 270
23 (c) 0.000%, 1/01/61, 144A No Opt. Call 251
23 (c) 0.000%, 1/01/62, 144A No Opt. Call 236
22 (c) 0.000%, 1/01/63, 144A No Opt. Call 221
22 (c) 0.000%, 1/01/64, 144A No Opt. Call 210
22 (c) 0.000%, 1/01/65, 144A No Opt. Call 195
22 (c) 0.000%, 1/01/66, 144A No Opt. Call 178
281 (c) 0.000%, 1/01/67, 144A No Opt. Call 2,105

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 4,700 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 $ 4,890,213
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53, 144A
6/33 at 100.00 999,908
1,500 Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Series 2020A, 6.250%, 6/15/40, 144A
6/27 at 100.00 1,446,335
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 828,453
2,000 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 1,435,125
1,550 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A
8/28 at 100.00 1,274,351
3,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.125%, 4/01/52
4/32 at 100.00 3,014,394
335 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 299,463
5,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/62
2/32 at 100.00 5,017,519
6,665 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62, 144A
2/32 at 100.00 6,875,503
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
1,665 (c) 6.250%, 8/01/27, 144A No Opt. Call 1,298,700
1,000 (c) 6.750%, 8/01/31, 144A No Opt. Call 730,000
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
2,000 6.750%, 12/01/42, 144A 12/27 at 100.00 1,866,465
20,835 7.000%, 12/01/50, 144A 12/27 at 100.00 19,567,334
400 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call 24,000
3,500 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 2,100,000
500 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A
10/27 at 100.00 50,000
Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A
:
4,415 6.950%, 7/01/38, 144A 7/28 at 100.00 3,090,500
6,585 7.000%, 7/01/48, 144A 7/28 at 100.00 4,609,500
1,060 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 1,065,159
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
1,000 5.000%, 6/01/37 6/28 at 103.00 946,789
4,000 5.000%, 6/01/52 6/28 at 103.00 3,348,812
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
1,200 4.000%, 7/01/41, (AMT) 7/31 at 100.00 933,735

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 2,485 4.250%, 7/01/54, (AMT) 7/31 at 100.00 $ 1,738,549
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
1,000 6.125%, 1/01/33, 144A 1/28 at 100.00 450,000
2,000 6.250%, 1/01/38, 144A 1/28 at 100.00 900,000
3,500 6.375%, 1/01/48, 144A 1/28 at 100.00 1,575,000
285 (c),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 28
Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021
:
1,130 5.000%, 10/15/51, 144A 10/31 at 100.00 962,029
815 5.000%, 10/15/56, 144A 10/31 at 100.00 680,573
1,000 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 748,711
5,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 - AGM
Insured
12/30 at 29.95 867,886
7,250 (e) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47, (UB)
2/27 at 100.00 7,254,420
Total Wisconsin 94,206,748
Wyoming - 0.4% (0.3% of Total Investments)
5,000 (e) Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 3, 4.950%, 12/01/53, (UB)
6/32 at 100.00 5,151,918
Total Wyoming 5,151,918
Total Municipal Bonds
(cost $2,016,258,976) 1,910,163,069
Shares Description (a) Value
X –
COMMON STOCKS - 4.9% (3.0% of Total Investments) X 59,915,519
Materials - 0.0% (0.0% of Total Investments)
39 (f),(i) Palouse Fiber Holdings $ 5,850
Total Materials 5,850
Utilities - 4.9% (3.0% of Total Investments)
750,823 (i),(j) Energy Harbor Corp 59,909,669
Total Utilities 59,909,669
Total Common Stocks
(cost $21,129,342) 59,915,519
Principal
Amount (000) Description (a) Coupon (k)
Reference
Rate (k) Spread (k) Maturity (l) Value
–
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (k) X 159,052
Capital Goods - 0.0% (0.0% of Total Investments)
$ 451 (c),(f),(m) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 98,675
Total Capital Goods 98,675

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Principal
Amount (000) Description (a) Coupon (k)
Reference
Rate (k) Spread (k) Maturity (l) Value
Pharmaceuticals, Biotechnology & Life Sciences - 0.0% (0.0% of Total Investments)
$ 60 Tuscan Gardens of Palm Coast 15.000% N/A N/A 10/01/24 $ 60,377
Total Pharmaceuticals, Biotechnology & Life Sciences 60,377
Total Variable Rate Senior Loan Interests
(cost $510,743) 159,052
Total Long-Term Investments
(cost $2,037,899,061) 1,970,237,640
Floating Rate Obligations - (33.3)% (409,883,000)
AMTP Shares, Net- (29.0)%(n) (356,538,870)
Other Assets & Liabilities, Net -  2.2% 26,978,829
Net Assets Applicable to Common Shares - 100% $ 1,230,794,599
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,884,096,371 $ 26,066,698 $ 1,910,163,069
Common Stocks – 59,909,669 5,850 59,915,519
Variable Rate Senior Loan Interests – 60,377 98,675 159,052
Total
$ – $ 1,944,066,417 $ 26,171,223 $ 1,970,237,640

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMZ
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 3
Municipals
Variable Rate
Senior Loan
Interests Common Stocks
Balance at the beginning of period $ 11,110,430 $162,238 $-
Gains (losses):
Net realized gains (losses) 6 (277,546) -
Change in net unrealized appreciation (depreciation) 4,820,605 293,534 -
Purchases at cost - - 5,850
Sales at proceeds (275) (79,551) -
Net discounts (premiums) 1,207 - -
Transfers into 10,534,725 - -
Transfers (out of) (400,000) - -
Balance at the end of period $26,066,698 $98,675 $5,850
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $9,303,549 $- $-
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range Weighted Average
NMZ Municipal Bonds $26,066,698 Expected Recovery Recovery Proceeds 100.00% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 15.097% - 130% 62.3029%
Variable Rate Senior
Loan Interests
98,675 Probability Weighted Expected
Recovery
Recovery Proceeds 21.91% N/A
Common Stocks 5,850 Purchase Cost Cost 150 N/A
Total $26,171,223
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
NMZ
Common Stocks $- $- $400,000 $(10,534,725) $10,534,725 $(400,000)
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Principal Amount (000) rounds to less than $1,000.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(k) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(l) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(m) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A,
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series
2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC
Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(n) AMTP Shares, Net as a percentage of Total Investments is 18.1%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.